SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) (Parenthetical) - Board of Directors Chairman [Member]	Mar. 29, 2023 USD ($) shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold | $	$ 1,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares	50,000